Summary of Significant Accounting Policies - Property and Equipment - Convertible Preferred Stock & Income Taxes (Details) - Adagio Medical Inc - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Aggregate gross proceeds	$ 75,000		$ 75,000
Public offering price per share	$ 67.83		$ 67.83
Interest and penalties accrued	$ 0	$ 0	$ 0	$ 0
Income Tax Penalties and Interest Expense	0	$ 0	0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0		$ 0